Intangible Assets, Net - Schedule of Finite-Lived Intangible Assets, Future Amortization Expense (Detail) - CNY (¥) ¥ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Within 1 year	¥ 28,402
Between 1 and 2 years	27,877
Between 2 and 3 years	25,960
Between 3 and 4 years	15,800
Between 4 and 5 years	5,168
Thereafter	330
Total	¥ 103,537	¥ 84,854